TEMPLETON AMERICAS
GOVERNMENT SECURITIES FUND



YOUR FUND'S OBJECTIVE:

The Templeton Americas Government Securities Fund seeks a high level of current income, with total return as a secondary objective. It seeks to achieve these objectives by investing at least 65% of its total net assets in debt securities issued or guaranteed by governments, government agencies, political subdivisions and other government entities of countries located in the Western Hemisphere, defined as countries located in North, South, or Central America or the surrounding waters.

November 15, 1996

Dear Shareholder:

We are pleased to bring you this semi-annual report of the Templeton Americas Government Securities Fund for the six months ended September 30, 1996.

During the six months under review, U.S. interest rates rose slightly and U.S. bond prices experienced volatility and declined for the period as a whole. Latin America, however, presented a different picture. Reduced government spending led to improved economic conditions in Mexico and Argentina and interest rates, which were higher than in the U.S., attracted foreign capital to these countries. Investors also expressed interest in high yielding Panamanian and Peruvian Brady bonds. As a result, Latin American bonds stopped moving in concert with the U.S. Treasury market and rallied. Within this environment, the Fund produced a total return of 9.75% for the reporting period, as discussed in the Performance Summary on page 4.

TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND

Geographic Distribution on 9/30/96
Based on Total Net Assets


                    UNITED STATES ..............        34.3%
                    BRAZIL .....................        10.0%
                    COSTA RICA .................         3.4%
                    PANAMA .....................         1.6%
                    ARGENTINA ..................         9.1%
                    COLOMBIA ...................         1.4%
                    MEXICO .....................        18.1%
                    ECUADOR ....................         2.9%
                    GUATEMALA ..................         0.9%
                    VENEZUELA ..................         9.2%
                    TRINIDAD & TOBAGO ..........         0.7%
                    SHORT-TERM OBLIGATIONS
                    & OTHER NET ASSESTS ........         8.4%



At the beginning of the reporting period, 46.6% of the Fund's total net assets were invested in North America and 48.6% in Latin America. Recognizing the investment opportunities present in Latin American debt, we increased our position in this region to 57.3%, and decreased our North American exposure to 34.3% by the end of the period.

As you can see in the chart above, Mexico, Brazil, and Argentina were our largest Latin American allocations on September 30, 1996. The economies of Mexico and Argentina strengthened during the period, as industrial production, construction spending and exports rose. In anticipation of continued growth and strong fundamentals in the Mexican economy, we increased our Mexican holdings from 7.3% at the beginning of the period to 18.1% on September 30, 1996. These purchases were funded with proceeds from sales of our Argentinean holdings. As bond prices rose during the period, we took the opportunity to realize profits and reduced our Argentinean holdings.

Brazil's economy slowed considerably, largely because of tight monetary policy. In our opinion, Brazilian interest rates have remained high because the government has not taken sufficient steps to reduce its budget deficit. Believing that this economic malaise is likely to continue, we reduced our position from 15.1% at the beginning of the period to 10.0% on September 30, 1996.

TEMPLETON AMERICAS GOVERNMENT
SECURITIES FUND

Portfolio Breakdown on 9/30/96
Based on Total Net Assets

Government Bonds                             81.7%
                                             ----
Corporate Bonds                               9.9%
                                             ----
Short-Term Obligations & Other Net Assets     8.4%
                                             ----

FOR A COMPLETE LIST OF PORTFOLIO HOLDINGS, PLEASE SEE PAGE 7 OF THIS REPORT.


This discussion reflects the strategies we employed for the Fund during the six months under review, and includes our opinions as of the close of the period. Since economic and market conditions are constantly changing, our strategies, evaluations, conclusions and decisions regarding portfolio holdings may change as new circumstances arise. Although past performance of a specific investment or sector cannot guarantee future performance, such information can be useful in analyzing securities we purchase or sell for the Fund.

Looking forward, we are cautiously optimistic about the investment potential of government securities in the Western Hemisphere. We believe that the U.S. economy should continue to experience moderate growth and subdued inflation. In Latin America, many countries committed to market-friendly reforms have successfully rejuvenated their economies. Although foreign investment helps provide these countries with the financing necessary to service their debt obligations, there are potential negatives which we must monitor closely. Some Latin American nations may find it difficult to restructure their economies because of the social costs involved. The resulting political risk is that specific interest groups may exploit social discontent to resist the reform process. We will continue to monitor these developments, as we seek a balanced portfolio offering attractive risk/reward values.

Of course, it should be remembered that investments in foreign securities concentrated in a single region involve special risks, such as market and currency volatility, and adverse economic, social, and political developments in the countries where the Fund is invested. Developing markets involve heightened risks related to the same factors, in addition to risks associated with political instability, higher rates of inflation, controls on foreign investment, and the relatively small size and lesser liquidity of these markets. The Fund may also invest in lower-rated or unrated debt securities that have high credit risk and may be predominantly speculative. These risks are further discussed in the Fund's prospectus.

We thank you for your participation in the Templeton Americas Government Securities Fund, and look forward to serving your investment needs in the months and years to come.

Sincerely,



/S/Thomas J. Dickson
_____________________________________________
Thomas J. Dickson
For the Portfolio Management Team
Templeton Americas Government Securities Fund

PERFORMANCE SUMMARY

The Templeton Americas Government Securities Fund produced a total return of 9.75% for the six-month period ended September 30, 1996. Total return represents the change in value of an investment, assuming reinvestment of dividend and capital gains distributions, and does not include the initial sales charge.

The Fund's share price, as measured by net asset value, increased 51 cents ($0.51), from $10.20 on March 31, 1996, to $10.71 on September 30, 1996. During
the reporting period, shareholders received distributions of 36 cents ($0.36) per share in dividend income and 10 cents ($0.10) per share in capital gains, of which 4 cents ($0.04) represented long-term gains and 6 cents ($0.06) represented short-term gains. Of course, past performance is not predictive of future results, and distributions will vary depending on income earned by the Fund, as well as any profits realized from the sale of securities in the portfolio.



TEMPLETON AMERICAS GOVERNMENT
SECURITIES FUND

Periods Ended September 30, 1996

                                              Since
                                            Inception
                                One-Year    (6/27/94)

Cumulative
Total Return(1)                   15.77%      25.08%

Average Annual
Total Return(2)                   10.89%      10.40%


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the maximum 4.25% initial sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the maximum 4.25% initial sales charge.

Note: All total return calculations assume reinvestment of dividends and capital gains when paid. Investment return and principal value will fluctuate with market conditions, currencies, and the economic, social, and political climates of countries where investments are made. Developing markets involve heightened risks related to the same factors, in addition to those associated with the relatively small size and lesser liquidity of these markets. Thus, your shares, when redeemed, may be worth more or less than their initial cost. Past performance is not predictive of future results.

All total return calculations reflect the deduction of a proportional share of Fund expenses on an annual basis. The Fund's Investment Manager and Business Manager have agreed in advance to reduce their respective fees and, in the case of the Business Manager, to make certain payments to reduce expenses, which increases total return to shareholders. If the Managers had not taken this action, the Fund's total returns would have been lower. After December 31, 1996, the fee reduction may be discontinued at any time.

TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
Financial Highlights

--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)

                                                                  SIX MONTHS                            JUNE 27, 1994
                                                                    ENDED                               (COMMENCEMENT
                                                              SEPTEMBER 30, 1996      YEAR ENDED      OF OPERATIONS) TO
                                                                 (UNAUDITED)        MARCH 31, 1996     MARCH 31, 1995
                                                              ------------------    --------------    ----------------
Net asset value, beginning of period                               $  10.20            $   9.59            $ 10.00
                                                                     ------              ------             ------
Income from investment operations:
   Net investment income                                                .37                 .75                .30
   Net realized and unrealized gain (loss)                              .60                 .71               (.43)
                                                                     ------              ------             ------
Total from investment operations                                        .97                1.46               (.13)
                                                                     ------              ------             ------
Distributions:
   Dividends from net investment income                                (.36)               (.69)              (.28)
   Distributions from net realized gains                               (.10)               (.16)                --
                                                                     ------              ------             ------
Total distributions                                                    (.46)               (.85)              (.28)
                                                                     ------              ------             ------
Change in net asset value                                               .51                 .61               (.41)
                                                                     ------              ------             ------
Net asset value, end of period                                     $  10.71            $  10.20            $  9.59
                                                                     ======              ======             ======
TOTAL RETURN*                                                         9.75%              15.49%            (1.33)%
RATIOS /SUPPLEMENTAL DATA
Net assets, end of period (000)                                    $  4,512            $  3,540            $ 2,826
Ratio of expenses to average net assets                               2.55%**             4.98%              6.49%**
Ratio of expenses, net of reimbursement, to average
   net assets                                                         1.25%**             1.25%              1.25%**
Ratio of net investment income to average net assets                  7.35%**             7.47%              5.07%**
Portfolio turnover rate                                             113.16%             163.57%                 --
   * TOTAL RETURN DOES NOT REFLECT SALES COMMISSIONS. NOT ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
  ** ANNUALIZED.

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
Investment Portfolio, September 30, 1996 (unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL IN
LOCAL CURRENCY*                                                                                               VALUE
 ---------------------------------------------------------------------------------------------------------------------
                                                                                                BONDS--CORPORATE: 9.9%
 ---------------------------------------------------------------------------------------------------------------------
     60,000        U.S.  Banco Ganadero SA, 9.75%, 8/26/99, 144A                                            $   62,700
     70,000        U.S.  Bancomer S.A., 8.00%, 7/07/98                                                          69,737
     50,000        U.S.  Bridas Corp., Yankee, 12.50%, 11/15/99                                                 52,500
     65,000        U.S.  Cementos de Mexico SA de CV, 10.75%, 7/15/00, 144A                                     66,706
     60,000        U.S.  Centrais Electricas Brasileiras SA, 10.00%, 10/30/98, 144A                             62,400
    100,000        U.S.  Industrias Metalurgicas Pescarmona, 11.75%, 3/27/98, 144A                             101,875
     30,000        U.S.  Sei Holdings IX Inc., 11.00%, 11/30/00, 144A                                           31,620
                                                                                                            ----------
                                                                      TOTAL BONDS--CORPORATE (cost $425,810)    447,538
 ---------------------------------------------------------------------------------------------------------------------
                                                              BONDS--GOVERNMENT & GOVERNMENT AGENCIES: 81.7%
 ---------------------------------------------------------------------------------------------------------------------
     40,000        U.S.  Associacion Nacional del Cafe, 11.00%, 8/31/98                                         41,000
    200,000        U.S.  Banco Central de Costa Rica, A, 6.25%, 5/21/10                                        153,500
    190,000        U.S.  Bocon Previsionales IV, 5.42188%, FRN, 9/01/02                                        174,623
                         Government of Brazil:
     75,000        U.S.  6.5625%, 4/15/09                                                                       61,031
     50,000        U.S.  5.00%, 4/15/24                                                                         29,844
    160,000        U.S.  6.50%, 4/15/24                                                                        122,500
    250,000        U.S.  6.00%, exit bond, 9/15/13                                                             174,375
                         Republic of Argentina:
     73,500        U.S.  6.3125%, FRN, 3/31/05                                                                  61,464
     35,000        U.S.  L, 5.25%, VRN, 3/31/23                                                                 20,475
    215,000        U.S.  Republic of Ecuador, Disc, FRN, 6.50%, 2/28/25                                        134,241
     73,846        U.S.  Republic of Panama, 6.62891%, FRN, 5/10/02                                             70,523
                         U.S. Treasury Notes:
    625,000        U.S.  6.125%, 7/31/00                                                                       619,238
    625,000        U.S.  6.25%, 8/31/00                                                                        621,481
    310,000        U.S.  6.375%, 8/15/02                                                                       307,867
                         United Mexican States:
    150,000        U.S.  9.75%. 2/06/01                                                                        153,375
    100,000        U.S.  11.375%, 9/15/16                                                                       99,500
    250,000        U.S.  A, 6.25%, 12/31/19                                                                    173,125
    250,000        U.S.  B, 6.25%, 12/31/19                                                                    173,125
     80,000        U.S.  11.50%, 5/15/26                                                                        79,500
    500,000        U.S.  Venezuela DCB, 6.625%, FRN, 12/18/07                                                  414,375
                                                                                                            ----------
                                             TOTAL BONDS--GOVERNMENT & GOVERNMENT AGENCIES (cost $3,542,623)  3,685,162
 ---------------------------------------------------------------------------------------------------------------------

TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
Investment Portfolio, September 30, 1996 (unaudited) (cont.)

--------------------------------------------------------------------------------

 PRINCIPAL IN
LOCAL CURRENCY*                                                                                               VALUE
 ---------------------------------------------------------------------------------------------------------------------
 SHORT TERM OBLIGATIONS: 1.9% (cost $85,821)
 ---------------------------------------------------------------------------------------------------------------------
     86,000        U.S.  Federal Home Loan Mortgage Corp., 5.23% to 5.27% with maturities to 10/18/96       $   85,834
 ---------------------------------------------------------------------------------------------------------------------
 RECEIVABLE FROM REPURCHASE AGREEMENTS: 3.3% (cost $148,000)
 ---------------------------------------------------------------------------------------------------------------------
   +150,000        U.S.  Morgan Stanley Inc., 5.65%, 10/01/96 (Maturity Value $148,023)                        148,000
                         Collateral: U.S. Treasury Note, 6.125%, 12/31/96
 ---------------------------------------------------------------------------------------------------------------------
                                                                  TOTAL INVESTMENTS: 96.8% (cost $4,202,254)  4,366,534
                                                                    OTHER ASSETS, LESS LIABILITIES: 3.2%       145,811
                                                                                                            ----------
                                                                                TOTAL NET ASSETS: 100.0%    $4,512,345
                                                                                                            ----------
                                                                                                            ----------

* Currency of countries indicated.
+ Principal amount for the Repurchase agreement is for the underlying collateral.

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
Financial Statements

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1996 (unaudited)

Assets:
   Investments in securities, at value
      (identified cost $4,202,254)             $4,366,534
   Cash                                               166
   Receivables:
      Investment securities sold                  115,201
      Fund shares sold                              1,630
      Interest                                     89,240
      Expense reimbursement                         9,794
   Unamortized organization costs                  37,916
                                               ----------
         Total assets                           4,620,481
                                               ----------
Liabilities:
   Investment securities purchased                 65,741
   Accrued expenses                                42,395
                                               ----------
         Total liabilities                        108,136
                                               ----------
Net assets, at value                           $4,512,345
                                               ==========
Net assets consist of:
   Undistributed net investment income         $   27,645
   Net unrealized appreciation                    164,280
   Accumulated net realized gain                   75,856
   Net capital paid in on shares of
      beneficial interest                       4,244,564
                                               ----------
Net assets, at value                           $4,512,345
                                               ==========
Shares outstanding                                421,263
                                               ==========
Net asset value per share
   ($4,512,345 / 421,263)                      $    10.71
                                               ==========
Maximum offering price
   ($10.71 / 95.75%)                           $    11.19
                                               ==========

STATEMENT OF OPERATIONS
For the six months ended
September 30, 1996 (unaudited)

Interest income                                   $174,553
Expenses:
   Management fees (Note 3)            $ 12,165
   Administrative fees (Note 3)           3,040
   Distribution Fees (Note 3)             4,319
   Transfer agent fees (Note 3)           1,200
   Custodian fees                           100
   Reports to shareholders                  100
   Audit fees                             4,000
   Legal fees (Note 3)                      100
   Registration and filing fees          20,100
   Amortization of organization costs     6,641
   Other                                    100
                                       --------
      Total expenses                     51,865
   Less expenses reimbursed (Note 3)    (26,502)
                                       --------
      Total expenses less
         reimbursement                              25,363
                                                  --------
         Net investment income                     149,190
Realized and unrealized gain:
   Net realized gain on
      investments                        91,605
   Net unrealized appreciation on
      investments                       144,609
                                       --------
      Net realized and
         unrealized gain                           236,214
                                                  --------
Net increase in net assets
   resulting from operations                      $385,404
                                                  ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
Financial Statements (cont.)

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     SIX MONTHS
                                                                                       ENDED
                                                                                 SEPTEMBER 30, 1996      YEAR ENDED
                                                                                    (UNAUDITED)        MARCH 31, 1996
                                                                                 ------------------    ---------------
Increase (decrease) in net assets:
   Operations:
      Net investment income                                                          $  149,190          $   240,060
      Net realized gain on investment and foreign currency transaction                   91,605               82,947
      Net unrealized appreciation                                                       144,609              123,691

                                                                                 ------------------    --------------
         Net increase in net assets resulting from operations                           385,404              446,698
   Distributions to shareholders:
      From net investment income                                                       (142,187)            (219,418)
      From net realized gain                                                            (38,351)             (48,915)
   Fund share transactions (Note 2)                                                     767,306              535,747
                                                                                 --------------         ------------
         Net increase in net assets                                                     972,172              714,112
Net assets:
   Beginning of period                                                                3,540,173            2,826,061
                                                                                 --------------         ------------
   End of period                                                                     $4,512,345          $ 3,540,173
                                                                                 --------------         ------------
                                                                                 --------------         ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
Notes to Financial Statements (unaudited)

--------------------------------------------------------------------------------
1. SUMMARY OF ACCOUNTING POLICIES

Templeton Americas Government Securities Fund (the Fund) is a separate series of Templeton Global Investment Trust (the Trust) which is an open-end, non-diversified management investment company registered under the Investment Company Act of 1940. The Fund seeks a high level of current income with total return as a secondary objective by investing at least 65% of its total net assets in debt securities issued or guaranteed by governments, government agencies, political subdivisions and other government entities of countries located in the Western Hemisphere, defined as countries located in North, South, or Central America or the surrounding waters. The following summarizes the Fund's significant accounting policies.

A. SECURITIES VALUATIONS:

Securities listed or traded on a recognized national or foreign exchange or NASDAQ are valued at the last reported sales prices on the principal exchange on which the securities are traded. Over-the-counter securities for which no sale is reported are valued at the mean between the last current bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees.

B. FOREIGN CURRENCY TRANSACTIONS:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Fund purchases or sells foreign securities it customarily enters into a foreign exchange contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the fiscal period, resulting from changes in the exchange rates.

C. INCOME TAXES:

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision has been made for income taxes.

D. UNAMORTIZED ORGANIZATION COSTS:

Organization costs are being amortized on a straight line basis over five years.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, DISTRIBUTIONS AND EXPENSES:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Certain dividend income on foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
Notes to Financial Statements (unaudited)

--------------------------------------------------------------------------------

F. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.
2. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

At September 30, 1996, there were an unlimited number of shares of beneficial interest authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                     SIX MONTHS ENDED             YEAR ENDED
                                                                    SEPTEMBER 30, 1996          MARCH 31, 1996
                                                                    -------------------       ------------------
                                                                   SHARES       AMOUNT       SHARES      AMOUNT
                                                                   -------    ----------     ------     ---------
           Shares sold                                             112,562    $1,167,535      80,107    $ 825,694
           Shares issued on reinvestment of distributions           16,743       172,927      25,304      258,089
           Shares redeemed                                         (55,235)     (573,156)    (52,953)    (548,036)
                                                                   -------    ----------     -------    ---------
                                                                         -                         -
           Net increase                                             74,070    $  767,306      52,458    $ 535,747
                                                                   =======    ==========     =======    =========

Templeton Global Investors, Inc., the Fund's administrative manager, is the record owner of 289,774 shares as of September 30, 1996.
3. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also directors or officers of Templeton Investment Counsel, Inc. (TICI), Templeton Global Investors, Inc. (TGII), Franklin Templeton Distributors, Inc. (FTD) and Franklin Templeton Investor Services, Inc. (FTIS), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays monthly an investment management fee to TICI equal, on an annual basis, to 0.60% of the average daily net assets of the Fund. The Fund pays TGII monthly its allocated share of an administrative fee of 0.15% per annum on the first $200 million of the Trust's aggregate average daily assets, 0.135% of the next $500 million, 0.10% of the next $500 million, and 0.075% per annum of average net assets in excess of $1.2 billion. TICI and TGII have voluntarily agreed to reduce their respective fees to the extent necessary to limit total expenses to an annual rate of 1.25% of average net assets through December 31, 1996. The amount of the reimbursement for the six months ended September 30, 1996 is set forth in the Statement of Operations. For the six months ended September 30, 1996, FTD received net commissions of $3,160 from the sale of the Fund's shares and FTIS received fees of $1,200.

Pursuant to a distribution plan, the Fund reimburses FTD monthly (subject to a limit of 0.35% per annum of the Fund's average daily net assets) for FTD's cost and expenses in connection with any activity which is primarily intended to result in sales of Fund shares. Such distribution fees are set forth in the Statement of Operations. Under the distribution plan, costs and expenses exceeding the maximum may be reimbursed in subsequent periods. At September 30, 1996, there were no unreimbursed expenses.

An officer of the Fund is a partner of Dechert Price & Rhoads, legal counsel for the Fund, which firm received fees of $100 for the six months ended September 30, 1996.

TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
Notes to Financial Statements (unaudited)

--------------------------------------------------------------------------------

4. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities) for the six months ended September 30, 1996 aggregated $4,638,029 and $4,135,708, respectively. The cost of securities for federal income tax purposes is the same as that shown in the Investment Portfolio. Realized gains and losses are reported on an identified cost basis.

At September 30, 1996, the aggregate gross unrealized appreciation and depreciation of portfolio securities, based on cost for federal income tax purposes, was as follows:

           Unrealized appreciation                                                                  $181,387
           Unrealized depreciation                                                                   (17,107)
                                                                                                    ----------
           Net unrealized appreciation                                                              $164,280
                                                                                                    ==========

                                     NOTES

LITERATURE REQUEST
--------------------------------------------------------------------------------

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Fund Information, toll free, at 1-800/DIAL BEN (1-800/342-5236). Please read the prospectus carefully before you invest or send money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH


Franklin Global Health
 Care Fund

Franklin Templeton
 Japan Fund

Templeton Developing
 Markets Trust

Templeton Foreign Fund

Templeton Foreign Smaller
 Companies Fund

Templeton Global
 Infrastructure Fund

Templeton Global
 Opportunities Trust

Templeton Global
 Real Estate Fund

Templeton Global Smaller
 Companies Fund

Templeton Greater
 European Fund

Templeton Growth Fund

Templeton Latin America
 Fund

Templeton Pacific
 Growth Fund

Templeton World Fund


GLOBAL GROWTH AND INCOME

Franklin Global Utilities Fund

Franklin Templeton German
 Government Bond Fund

Franklin Templeton
 Global Currency Fund

Mutual European Fund

Templeton Global Bond Fund

Templeton Growth and
 Income Fund

GLOBAL INCOME

Franklin Global Government
 Income Fund

Franklin Templeton Hard
 Currency Fund

Franklin Templeton High
 Income Currency Fund

Templeton Americas
 Government Securities Fund

GROWTH

Franklin Blue Chip Fund

Franklin California Growth Fund

Franklin DynaTech Fund

Franklin Equity Fund

Franklin Gold Fund

Franklin Growth Fund

Franklin MidCap Growth Fund

Franklin Small Cap Growth Fund

Mutual Discovery Fund

GROWTH AND INCOME

Franklin Asset Allocation Fund

Franklin Balance Sheet
 Investment Fund

Franklin Convertible
 Securities Fund

Franklin Equity Income Fund

Franklin Income Fund

Franklin MicroCap Value Fund

Franklin Natural Resources Fund

Franklin Real Estate
 Securities Fund

Franklin Rising Dividends Fund

Franklin Strategic Income Fund

Franklin Utilities Fund

Franklin Value Fund

Mutual Beacon Fund

Mutual Qualified Fund

Mutual Shares Fund

Templeton American Trust, Inc.

INCOME

Franklin Adjustable Rate
 Securities Fund

Franklin Adjustable U.S.
 Government Securities Fund

Franklin's AGE High
 Income Fund

Franklin Investment Grade
 Income Fund

Franklin Short-Intermediate U.S.
 Government Securities Fund

Franklin U.S. Government
 Securities Fund

Franklin Money Fund

Franklin Federal Money Fund

FOR NON-U.S. INVESTORS:

Franklin Tax-Advantaged
 High Yield Securities Fund

Franklin Tax-Advantaged
 International Bond Fund

Franklin Tax-Advantaged U.S.
 Government Securities Fund

FOR CORPORATIONS:

Franklin Corporate Qualified
 Dividend Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME

Federal Intermediate-Term
 Tax-Free Income Fund

Federal Tax-Free Income Fund

High Yield Tax-Free
 Income Fund

Insured Tax-Free Income Fund

Puerto Rico Tax-Free
 Income Fund

Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME

Alabama

Arizona*

Arkansas**

California*

Colorado

Connecticut

Florida*

Georgia

Hawaii**

Indiana

Kentucky

Louisiana

Maryland

Massachusetts***

Michigan*

Minnesota***

Missouri

New Jersey

New York*

North Carolina

Ohio***

Oregon

Pennsylvania

Tennessee**

Texas

Virginia

Washington**


VARIABLE ANNUITIES

Franklin Valuemark(@)

 Franklin Templeton
  Valuemark Income Plus
  (an immediate annunity)



*Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).
**The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.
***Portfolio of insured municipal securities.                            11/96.1

Templeton
Americas
Government
Securities
Fund

Semi-Annual Report
September 30, 1996

Templeton Americas
Government Securities Fund

Principal Underwriter:

Franklin Templeton
Distributors, Inc.
700 Central Avenue
St. Petersburg,
Florida 33701-3628

Shareholder Services
1-800-632-2301

Fund Information
1-800-342-5236

This report must be preceded or accompanied by the prospectus of the Templeton Americas Government Securities Fund, which contains more complete information including charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the investment manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

[RECYCLE LOGO]              TL 416 596 11/96
                                                       [FRANKLIN TEMPLETON LOGO]